Shareholders' Equity Deficit (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock, shares authorized	200,000,000	200,000,000				200,000,000	200,000,000
Common stock, par or stated value per share	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000				20,000,000	20,000,000
Preferred stock, par or stated value per share	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Class of warrant or right, number of securities called by warrants or rights			110,000	248,542	1,400,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	9,050,000	9,050,000
Antriabio Delaware Inc
Common stock, shares authorized	90,000,000	90,000,000
Common stock, par or stated value per share	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par or stated value per share	$ 0.01	$ 0.01